UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.	Name and address of issuer: Goldman Sachs Trust 71 South Wacker Dr., Suite 500 Chicago, IL 60606
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Goldman Sachs Growth and Income Strategy Portfolio

Goldman Sachs Growth Strategy Portfolio

Goldman Sachs Equity Growth Strategy Portfolio

Goldman Sachs Income Strategies Portfolio

Goldman Sachs Satellite Strategies Portfolio

Goldman Sachs Real Estate Securities Fund

Goldman Sachs International Real Estate Securities Fund

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Structured Tax-Managed Equity Fund

Goldman Sachs U.S. Equity Dividend and Premium Fund

Goldman Sachs Commodity Strategy Fund

Goldman Sachs International Equity Dividend and Premium Fund

Goldman Sachs Structured International Tax-Managed Equity Fund

Goldman Sachs Dynamic Allocation Fund

Goldman Sachs Managed Futures Strategy Fund

3.	Investment Company Act File Number: 811-5349
Securities Act File Number: 33-17619
4(a)	Last day of fiscal year for which this Form is filed: December 31, 2012
4(b)	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).
4(c)	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):				$6,013,170,441	(1)

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$5,677,742,532

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$85,666,661,609	(2)

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$91,344,404,141	(3)

	(v)	Net sales—if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$0

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]	$(85,331,233,700	)(4)

	(vii)	Multiplier for determining registration fee:			×	0.0001364

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):			=	$0

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.	Interest due—if this Form is being filed more than 90 days after the end of the issuer’s fiscal year:
						$0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
					=	$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
		Method of Delivery:
		☐ Wire Transfer
		☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter W. Fortner
Peter W. Fortner, Asst. Treasurer

Date: June 28, 2013

*Please print the name and title of the signing officer below the signature.

(1) This figure, $6,013,170,441, represents a correction of the earlier reported erroneous figure of $6,232,986,787 included in our filing of March 26, 2013.

(2) This figure, $85,666,661,609, represents a correction of the earlier reported erroneous figure of $85,670,675,025 included in our filing of March 26, 2013.

(3) This figure, $91,344,404,141, represents a correction of the earlier reported erroneous figure of $91,348,417,557 included in our filing of March 26, 2013.

(4) This figure, $(85,331,233,700), represents a correction of the earlier reported erroneous figure of $(85,115,430,770) included in our filing of March 26, 2013.